Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases:
Right-of-use assets - operating lease	¥ 2,988,374	$ 468,941	¥ 1,350,294
Current portion of operating lease liabilities	744,561	116,838	547,142
Non-current operating lease liabilities	2,317,193	$ 363,618	1,015,261
Total operating lease liabilities	3,061,754		1,562,403
Finance leases:
Right-of-use assets - finance lease	¥ 66,052		¥ 95,887
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Current portion of finance lease liabilities	¥ 27,815		¥ 33,237
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current	Accrued Liabilities, Current
Non-current finance lease liabilities	¥ 31,646		¥ 55,107
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total finance lease liabilities	¥ 59,461		¥ 88,344